SUBSEQUENT EVENT (Details Narrative) - Oct. 21, 2022	USD ($)	CAD ($)
Nonadjusting Events Related Party Payment [member]
IfrsStatementLineItems [Line Items]
Payment from notes receivable	$ 25,000	$ 34,267